Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies (Tables) [Abstract]
Summarized balance for the acquisition

See below the summarized balance sheet for the acquisition with HSBC Bank and HSBC Serviços (HSBC Brasil) at the date of acquisition:

	R$ thousand
	Accounting	Adjustments	Fair Value (1)
Cash and cash equivalents	8,476,708	-	8,476,708
Desposits with the central banks	14,895,767	-	14,895,767
Loans and advances	69,364,585	(1,650,016)	67,714,569
Financial assets held for trading	20,881,824	-	20,881,824
Financial assets available for sale	23,745,717	-	23,745,717
Investments held to maturity	13,450	22,411	35,861
Property and equipment, net of accumulated depreciation	1,175,554	622,246	1,797,800
Intangible assets	558,015	3,993,743	4,551,758
Other assets	25,808,692	848,699	26,657,391
Deposits from banks	(7,808,801)	-	(7,808,801)
Deposits from customers	(56,766,587)	-	(56,766,587)
Financial liabilities held for trading	(3,790,048)	-	(3,790,048)
Funds from securities issued	(40,187,105)	(64,701)	(40,251,806)
Subordinated debt	(1,401,348)	-	(1,401,348)
Provisions	(3,429,291)	-	(3,429,291)
Other liabilities	(42,242,831)	-	(42,242,831)
Sub-total	9,294,301		13,066,683
Goodwill	-	4,221,787	4,221,787
Total amount of shareholders' equity acquired	9,294,301		17,288,470

(1)  Based on an assessment made on July 01,2016, were identificable the fair values of the assets adquired and liabilities assumed in the acquisition.

The fair value of the

The fair value of the consideration transferred was composed as follows:

R$ thousand
Payment to HSBC Latin America Holding Limited, net of adjustment after closure (1)	15,665,367
Adjustment to the cost acquisition related to the fair value of the firm commitment (2)	1,623,103
Fair value of the consideration transferred	17,288,470

(1) Includes the IOF collection, and withholding Income Tax; and

(2) Includes the results from changes to the fair value of the firm commitment attributable to the hedged risk that was recognized in the statement in the financial position hired with the objective of protecting the effects of exchange rate variation of the firm commitment, though the use of a hedging instrument derivative.

The value of the investment

In December 2016, Bradesco, based on a study report on purchase price allocation ("PPA"), prepared by a contracted specialized and independent company, made the allocation of the fair value of assets acquired and liabilities assumed by HSBC Brasil, as follows:

R$ thousand
Shareholders' equity acquired	9,294,301
Fair value of assets acquired and liabilities assumed	(221,361)
Intangible assets acquired	3,993,743
Goodwill in the acquisition of the "HSBC Bank" and "HSBC Serviços" investments	4,221,787
Fair value of the consideration transferred	17,288,470

The main subsidiaries

The main subsidiaries included in the consolidated financial statements are as follows:

	Activity	Country	Shareholding interest
			December 31
			2017	2016
Banco Alvorada S.A.	Banking	Brazil	99.99%	99.99%
Banco Bradesco Financiamentos S.A.	Banking	Brazil	100.00%	100.00%
Banco Boavista Interatlântico S.A. (1)	Banking	Brazil	-	100.00%
Banco Bradesco Argentina S.A.	Banking	Argentina	99.99%	99.99%
Banco Bradesco Europa S.A.	Banking	Luxembourg	100.00%	100.00%
Banco Bradesco BERJ S.A.	Banking	Brazil	100.00%	100.00%
Banco Bradescard S.A.	Cards	Brazil	100.00%	100.00%
Banco Bradesco BBI S.A. (1)	Investment bank	Brazil	99.85%	99.81%
Banco Bradesco Cartões S.A.	Cards	Brazil	100.00%	100.00%
Bradesco Administradora de Consórcios Ltda. (2)	Consortium Management	Brazil	100.00%	100.00%
Bradseg Participações S.A.	Holding	Brazil	100.00%	100.00%
Bradesco Auto/RE Cia. de Seguros	Insurance	Brazil	100.00%	100.00%
Bradesco Capitalização S.A.	Capitalization bonds	Brazil	100.00%	100.00%
Odontoprev S.A.	Dental care	Brazil	50.01%	50.01%
Bradesco Leasing S.A. Arrendamento Mercantil	Leasing	Brazil	100.00%	100.00%
Ágora Corretora de Títulos e Valores Mobiliários S.A.	Brokerage	Brazil	100.00%	100.00%
Bradesco S.A. Corretora de Títulos e Valores Mobiliários	Brokerage	Brazil	100.00%	100.00%
Bradesco Saúde S.A.	Insurance / Health	Brazil	100.00%	100.00%
Bradesco Seguros S.A.	Insurance	Brazil	100.00%	100.00%
Bradesco Vida e Previdência S.A.	Pension plan/Insurer	Brazil	100.00%	100.00%
Bradesplan Participações Ltda.	Holding	Brazil	100.00%	100.00%
BRAM - Bradesco Asset Management S.A. DTVM	Asset Management	Brazil	100.00%	100.00%
Tempo Serviços Ltda.	Services	Brazil	100.00%	100.00%
União Participações Ltda.	Holding	Brazil	100.00%	100.00%
Banco Losango S.A.	Banking	Brazil	100.00%	100.00%
Kirton Administradora de Consórcios Ltda (2)	Consortium management	Brazil	-	100.00%
Kirton Bank Brasil S.A.	Banking	Brazil	100.00%	100.00%
Bradesco Kirton Corretora de Títulos e Valores Mobiliários S.A.	Brokerage	Brazil	99.97%	99.97%
Kirton Capitalização S.A. (3)	Capitalization bonds	Brazil	100.00%	99.97%
Kirton Seguros S.A. (4) (5)	Insurance	Brazil	98.54%	98.08%
Kirton Vida e Previdência S.A.	Pension plan/Insurer	Brazil	100.00%	100.00%
Kirton Participações e Investimentos Ltda (5)	Holding	Brazil	-	100.00%

(1)    In November, 2017, Banco Boavista Interatlântico S.A. was merged into Banco Bradesco BBI S.A. with an increase in subscription for shares;

(2)    In May 2017, Kirton Administradora de Consórcios Ltda. was merged into Bradesco Administradora de Consórcios Ltda.;

(3)    Increase in interest, by means of acquisition of shares held by minority shareholders;

(4)    Increase in interest by means of subscription of shares in July 2017; and

(5)    Company merged into Kirton Seguros S.A., in July 2017.